Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (736)	$ (598)
Acquired intangible assets	89	147
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	745	745
Acquired intangible assets, Average remaining useful life	14 months
Acquired Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 80
Acquired intangible assets, Average remaining useful life	27 months